Annual Fund Operating Expenses - Emerging Markets Opportunities	Jan. 28, 2021
Institutional
Operating Expenses:
Management Fee	0.90%
Distribution (Rule 12b-1) Fees	none
Other Expenses	0.17%
Total Annual Fund Operating Expenses	1.07%	[1]
Class I
Operating Expenses:
Management Fee	0.90%
Distribution (Rule 12b-1) Fees	0.10%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	1.17%	[1]
Class II
Operating Expenses:
Management Fee	0.90%
Distribution (Rule 12b-1) Fees	0.25%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	1.32%	[1]

[1]	Total Annual Fund Operating Expenses reflect a reduction in the Management Fee in the last fiscal year.